Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Allowance for doubtful accounts	$ 722	$ 823
Asset impairment		226
Inventory	2,331	2,447
Deferred compensation	4,525	3,914
Other accrued liabilities	8,084	7,195
Hedging	54	1,218
Net operating loss and tax credit carryforwards	19,769	13,874
Other	6,429	3,700
Total deferred tax assets	41,914	33,397
Less valuation allowance on deferred tax assets	(1,242)	(292)
Net deferred tax assets	40,672	33,105
Deferred tax liabilities
Property, plant and equipment	82,760	92,962
Prepaid and other insurance reserves	4,904	5,452
Investment in unconsolidated affiliate		64
Other	413	551
Total deferred tax liabilities	88,077	99,029
Net deferred tax liabilities	(47,405)	(65,924)
Consolidated balance sheet classification:
Net current deferred tax assets	4,774	17,204
Net noncurrent deferred tax liabilities	(52,179)	(83,128)
Net deferred tax liabilities	(47,405)	(65,924)
Net deferred tax liabilities by tax jurisdiction:
Federal	(43,055)	(60,696)
State	(4,350)	(5,228)
Net deferred tax liabilities	$ (47,405)	$ (65,924)